Note 9 - Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	34.00%
Unrecognized Tax Benefits	$ 0	$ 0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1,200,000
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2012
Earliest Tax Year [Member] | State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2012
Latest Tax Year [Member] | Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2014
Latest Tax Year [Member] | State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Open Tax Year	2014